UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
                  --------------------
Address:          747 Third Avenue
                  --------------------
                  27th Floor
                  --------------------
                  New York, NY  10017
                  --------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  ----------------------------------
Title:            Vice President of Managing Partner
                  ----------------------------------
Phone:            (212)888-9100
                  ----------------------------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler            New York, NY            August 15, 2005
----------------------      --------------------      -----------------
    [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              90
                                            ------------------

Form 13F Information Table Value Total:          $47,437
                                            ------------------
                                               (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI Partners
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2005


                                                                                                  ITEM 5:
                                         ITEM 2:                       ITEM 3:     ITEM 4:        Shares or
        ITEM 1:                         Title of                       Cusip        Fair          Principal
    Name of Issuer                       Class                         Number    Market Value     Amount
-----------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                Common                        01407F103     256,905      49,500 SH
Andina Minerals Inc                     Common                        034219105         793       2,370 SH
Arawak Energy Corp                      Common                        038743100     301,066     254,390 SH
Arizona Star Resources Corp             Common                        04059G106   1,184,430     337,480 SH
Atlantic Coast Airline                  Common                        34407T104     281,756     375,675 SH
Auspex System Inc                       Common                        052116100       1,674     167,400 SH
Bankers Petroleum Ltd                   Common                        066286105     187,893     195,090 SH
Baycorp Holdings Ltd.                   Common                        072728108     320,288      25,623 SH
Berkeley Tech Inc.                      Sponsored ADR                 08437M107     309,124     213,189 SH
Boston Communication Group              Common                        100582105      66,600      32,330 SH
C1 Energy Ltd                           Common                        126174105   1,746,916     750,990 SH
Cadus Pharmaceutical Corp               Common                        127639102     458,330     303,530 SH
Calvalley Petroleum Inc                 Common                        131911109     332,157      89,050 SH
Canyon Resources Corp.                  Common                        138869300     144,728     217,250 SH
Canyon Resources Corp.                  Common                        138869300           0      75,000 Warrant
Centrex Inc.                            Common                        15640E103         101     112,500 SH
Chaus Bernard                           Common                        162510200     131,991     124,520 SH
Chief Consolidated Mining Co.           Common                        168628105      22,185     221,850 SH
Cinch Energy                            Common                        17185X108   1,012,406     443,000 SH
Claude Resources Inc                    Common                        182873109     737,509     814,050 SH
Computer Horizon Corp                   Common                        205908106     563,375     179,992 SH
Comsys IT Partners Inc.                 Common                        20581E104     596,873      41,161 SH
Concord Camera Corp                     Common                        206156101     582,561     466,049 SH
Cordero Energy Inc                      Common                        21851R106      85,306      21,550 SH
Crystlex Inc                            Common                        22942F101   1,779,552     494,320 SH
Defiant Resources Corp                  Common                        24477C107     318,078     147,060 SH
Del Glbl Technologies Corp.             Common                        245073101     344,237     134,995 SH
Dundee Precious Metals Inc              Common                        265269209     436,469      66,430 SH
Durban Roodeport  Deep                  Common                        26152H103     101,508     115,350 SH
Dynatec Corp                            Common                        267934107   1,342,813   1,265,550 SH
Empire Energy Corp.                     Common                        291645208       1,901      12,262 SH
Endocare Inc.                           Common                        26264P104   3,105,000     776,250 SH
ESG Re Ltd.                             Common                       000G312151       7,033     703,280 SH
European Goldfields Ltd                 Common                        298774100     356,758     291,400 SH
Gabriel Resources                       Common                        361970106     319,172     247,500 SH
Graftech International Ltd              Common                        384313102     292,314      67,980 SH
Industrias Bachoco                      Sponsored ADR                 456463108   1,019,453      61,785 SH
Integrated Telecom Exp Inc              Common                        45817U101      65,094     283,016 SH
Juina Mining Corp                       Common                        48131Q202       6,075     225,000 SH
KBL Healthcare Acquisition              Common                        48241R108     340,875      67,500 SH
Ladenburg Thalmann Financial            Common                        50575Q102      10,927      19,170 SH
Liberty Homes Inc.                      Common - Class A              530582204     100,980      19,800 SH
Liberty Homes Inc.                      Common - Class B              530582303      42,750       9,000 SH
Liberty Media Corp                      Common                        530718105     329,341      32,320 SH
Loon Energy Inc                         Common                        543921100     756,794     874,740 SH
M & F Worldwide Corp                    Common                        552541104   2,226,177     166,630 SH
Mair Holding Inc                        Common                        560635104   1,835,776     207,667 SH
Masters Energy Inc                      Common                        576415103     334,261     112,510 SH
MDU Communication Int'l Inc             Common                        582828109       2,034       9,000 Warrant
MDU Communication Int'l Inc             Common                        582828109   2,523,555   1,255,500 SH
Mediterranean Minerals Corp             Common                        58501P106       7,922     161,775 SH
Merita Savings Bank                     Common                        590007100     182,291      45,010 SH
MM Companies                            Common                        55310J107      68,261      62,055 SH
Molex Inc                               Common - Class A             6058554200   3,698,100     157,500 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      34,286   1,371,420 SH
NCRIC Group Inc                         Common                       628806P103     668,249      67,500 SH
Nevada Pacific Gold                     Common                        641398102      95,997     148,880 SH
Nevsun Resources Ltd                    Common                        64156L101     437,188     225,060 SH
New Valley Corp                         Common                        649080504     160,875      22,500 SH
Next Inc.                               Common                        65336T104     124,910     109,570 SH
Oakwood Homes                           Common                        674098207       1,244      23,040 SH
Orthodontic Center of America           Common                        68750P103      89,131      47,410 SH


                                       3

Pacific NorthWest Capital Corp.         Common                        694916107      48,849     149,625 SH
Petrobank Energy & Resources            Common                        71645P106     432,470     111,550 SH
Petrofalcon Corp                        Common                        716474101     942,309     549,770 SH
Pricesmart Inc.                         Common                        741511109     103,038      12,165 SH
Pricesmart Inc.                         Common Stock Purchase Rights  741511117      58,039      86,626 Rights
Regency Affiliates Inc                  Common                        758847305       5,112         900 SH
Scpie Holding Inc                       Common                        78402P104   3,101,440     272,295 SH
Services Acquisition Corp               Units                         817628209   1,508,480     188,560 SH
Silk Road Resources                     Common                        827101106      23,506      72,000 SH
Simon Worldwide Inc.                    Common                        828815100      40,500     135,000 SH
St. Andrews Goldfields Ltd.             Common                        787188408           0     562,500 Warrant
Stone & Webster                         Common                        861572105      10,866      54,328 SH
Streettracks Gold Trust                 Common                        863307104     781,920      18,000 SH
TAC Acquisition Corp                    Units                         873392203   2,560,140     426,690 SH
Tahera Ltd.                             Common                        873787105       6,646      58,050 Warrant
Tengasco Inc                            Common                        88033R205     727,268   2,909,070 SH
Terra Nova Acquisition Corp             Common                        88101E102     167,063      33,750 SH
Terra Nova Gold Corp                    Common                        88100T100       1,620      18,900 SH
Touch America Holdings                  Common                        891539108         614     877,546 SH
Track Data Corp                         Common                        891918104     120,607      50,044 SH
Troy Group Inc                          Common                        89733N106      14,820       5,700 SH
Truestar Petroleum Corp                 Common                        897867107      64,332     197,050 SH
Tusk Energy Corp                        Common                        900891102   1,949,787     448,195 SH
TXU Europe Capital I-preferred          Preferred                     87316S203     407,133      79,055 SH
Verenex Energy                          Common                        923401103     133,924      43,180 SH
Veteran Resouces Inc                    Common                        92549V106     225,188     222,500 SH
West Energy Ltd                         Common                        952696102     875,020     228,150 SH
White Fire Energy Ltd                   Common                        963804109     233,788     108,912 SH
                                                                                 47,436,826

                             ** TABLE CONTINUED **

                                                       ITEM 6:                                             ITEM 8:
                                                INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                    (b) Shares                    ITEM 7:
        ITEM 1:                                      as Defined   (c) Shared     Managers
    Name of Issuer                      (a) Sole     in Instr. V      Other      See Instr. V     (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                    49,500         --           --         --              49,500     --         --
Andina Minerals Inc                          2,370         --           --         --               2,370     --         --
Arawak Energy Corp                         254,390         --           --         --             254,390     --         --
Arizona Star Resources Corp                337,480         --           --         --             337,480     --         --
Atlantic Coast Airline                     375,675         --           --         --             375,675     --         --
Auspex System Inc                          167,400         --           --         --             167,400     --         --
Bankers Petroleum Ltd                      195,090         --           --         --             195,090     --         --
Baycorp Holdings Ltd.                       25,623         --           --         --              25,623     --         --
Berkeley Tech Inc.                         213,189         --           --         --             213,189     --         --
Boston Communication Group                  32,330         --           --         --              32,330     --         --
C1 Energy Ltd                              750,990         --           --         --             750,990     --         --
Cadus Pharmaceutical Corp                  303,530         --           --         --             303,530     --         --
Calvalley Petroleum Inc                     89,050         --           --         --              89,050     --         --
Canyon Resources Corp.                     217,250         --           --         --             217,250     --         --
Canyon Resources Corp.                      75,000         --           --         --              75,000     --         --
Centrex Inc.                               112,500         --           --         --             112,500     --         --
Chaus Bernard                              124,520         --           --         --             124,520     --         --
Chief Consolidated Mining Co.              221,850         --           --         --             221,850     --         --
Cinch Energy                               443,000         --           --         --             443,000     --         --
Claude Resources Inc                       814,050         --           --         --             814,050     --         --
Computer Horizon Corp                      179,992         --           --         --             179,992     --         --
Comsys IT Partners Inc.                     41,161         --           --         --              41,161     --         --
Concord Camera Corp                        466,049         --           --         --             466,049     --         --
Cordero Energy Inc                          21,550         --           --         --              21,550     --         --
Crystlex Inc                               494,320         --           --         --             494,320     --         --
Defiant Resources Corp                     147,060         --           --         --             147,060     --         --
Del Glbl Technologies Corp.                134,995         --           --         --             134,995     --         --
Dundee Precious Metals Inc                  66,430         --           --         --              66,430     --         --
Durban Roodeport  Deep                     115,350         --           --         --             115,350     --         --
Dynatec Corp                             1,265,550         --           --         --           1,265,550     --         --
Empire Energy Corp.                         12,262         --           --         --              12,262     --         --
Endocare Inc.                              776,250         --           --         --             776,250     --         --
ESG Re Ltd.                                703,280         --           --         --             703,280     --         --
European Goldfields Ltd                    291,400         --           --         --             291,400     --         --
Gabriel Resources                          247,500         --           --         --             247,500     --         --
Graftech International Ltd                  67,980         --           --         --              67,980     --         --
Industrias Bachoco                          61,785         --           --         --              61,785     --         --
Integrated Telecom Exp Inc                 283,016         --           --         --             283,016     --         --
Juina Mining Corp                          225,000         --           --         --             225,000     --         --
KBL Healthcare Acquisition                  67,500         --           --         --              67,500     --         --
Ladenburg Thalmann Financial                19,170         --           --         --              19,170     --         --
Liberty Homes Inc.                          19,800         --           --         --              19,800     --         --
Liberty Homes Inc.                           9,000         --           --         --               9,000     --         --
Liberty Media Corp                          32,320         --           --         --              32,320     --         --
Loon Energy Inc                            874,740         --           --         --             874,740     --         --
M & F Worldwide Corp                       166,630         --           --         --             166,630     --         --
Mair Holding Inc                           207,667         --           --         --             207,667     --         --
Masters Energy Inc                         112,510         --           --         --             112,510     --         --
MDU Communication Int'l Inc                  9,000         --           --         --               9,000     --         --
MDU Communication Int'l Inc              1,255,500         --           --         --           1,255,500     --         --
Mediterranean Minerals Corp                161,775         --           --         --             161,775     --         --
Merita Savings Bank                         45,010         --           --         --              45,010     --         --
MM Companies                                62,055         --           --         --              62,055     --         --
Molex Inc                                  157,500         --           --         --             157,500     --         --
Mutual Risk Mgmt Ltd.                    1,371,420         --           --         --           1,371,420     --         --
NCRIC Group Inc                             67,500         --           --         --              67,500     --         --
Nevada Pacific Gold                        148,880         --           --         --             148,880     --         --
Nevsun Resources Ltd                       225,060         --           --         --             225,060     --         --
New Valley Corp                             22,500         --           --         --              22,500     --         --
Next Inc.                                  109,570         --           --         --             109,570     --         --
Oakwood Homes                               23,040         --           --         --              23,040     --         --
Orthodontic Center of America               47,410         --           --         --              47,410     --         --





                                       5

Pacific NorthWest Capital Corp.            149,625         --           --         --             149,625     --         --
Petrobank Energy & Resources               111,550         --           --         --             111,550     --         --
Petrofalcon Corp                           549,770         --           --         --             549,770     --         --
Pricesmart Inc.                             12,165         --           --         --              12,165     --         --
Pricesmart Inc.                             86,626         --           --         --              86,626     --         --
Regency Affiliates Inc                         900         --           --         --                 900     --         --
Scpie Holding Inc                          272,295         --           --         --             272,295     --         --
Services Acquisition Corp                  188,560         --           --         --             188,560     --         --
Silk Road Resources                         72,000         --           --         --              72,000     --         --
Simon Worldwide Inc.                       135,000         --           --         --             135,000     --         --
St. Andrews Goldfields Ltd.                562,500         --           --         --             562,500     --         --
Stone & Webster                             54,328         --           --         --              54,328     --         --
Streettracks Gold Trust                     18,000         --           --         --              18,000     --         --
TAC Acquisition Corp                       426,690         --           --         --             426,690     --         --
Tahera Ltd.                                 58,050         --           --         --              58,050     --         --
Tengasco Inc                             2,909,070         --           --         --           2,909,070     --         --
Terra Nova Acquisition Corp                 33,750         --           --         --              33,750     --         --
Terra Nova Gold Corp                        18,900         --           --         --              18,900     --         --
Touch America Holdings                     877,546         --           --         --             877,546     --         --
Track Data Corp                             50,044         --           --         --              50,044     --         --
Troy Group Inc                               5,700         --           --         --               5,700     --         --
Truestar Petroleum Corp                    197,050         --           --         --             197,050     --         --
Tusk Energy Corp                           448,195         --           --         --             448,195     --         --
TXU Europe Capital I-preferred              79,055         --           --         --              79,055     --         --
Verenex Energy                              43,180         --           --         --              43,180     --         --
Veteran Resouces Inc                       222,500         --           --         --             222,500     --         --
West Energy Ltd                            228,150         --           --         --             228,150     --         --
White Fire Energy Ltd                      108,912         --           --         --             108,912     --         --

                              ** TABLE COMPLETE **



                                       6